Transactions and Balances with Interested and Related Parties (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Other accounts payable	$ 53	$ 57
Balance total	$ 53	$ 57